Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Statement [Line Items]
Net Income		$ 1,865	$ 1,866	$ 1,565	$ 5,023	$ 2,727
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) during the period	[1]	(19)	(40)	(4)	(64)	(27)
Other comprehensive income net of tax OCI debt financial assets		37			303	142
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	1,829	(1,443)	(1,722)	2,300	(742)
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges during the period	[3]	335	379	334	1,103	595
Other comprehensive income net of tax cash flow hedges		2,164	(1,064)	(1,388)	3,403	(147)
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		154	1,482	(1,498)	(244)	(1,411)
Unrealized gains (losses) on hedges of net foreign operations	[4]	(41)	(266)	262	20	111
Other comprehensive income, net of taxes, translation of net foreign operations		113	1,216	(1,236)	(224)	(1,300)
Items that will not be subsequently reclassified to net income
Net unrealized gains on fair value through OCI equity securities arising during the period	[5]	1			9
Net gains (losses) on remeasurement of pension and other employee future benefit plans	[6]	102	43	48	54	(11)
Net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[7]	107	(356)	(89)	(676)	(325)
Items that will not be reclassified to net income		210	(313)	(41)	(613)	(336)
Other Comprehensive Income (Loss), net of taxes		2,524	(161)	(2,665)	2,869	(1,641)
Total Comprehensive Income (Loss)		4,389	1,705	(1,100)	7,892	1,086
Attributable to:
Bank shareholders		4,389	1,701	(1,102)	7,886	1,081
Non-controlling interest in subsidiaries			4	2	6	5
Total Comprehensive Income (Loss)		4,389	1,705	(1,100)	7,892	1,086
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains on fair value through OCI debt securities arising during the period	[8]	$ 56	$ 40	$ 4	$ 367	$ 169

[1]	Net of income tax provision of $0 million, $15 million, $2 million for the three months ended and $0 million, $11 million for the nine months ended, respectively.
[2]	Net of income tax (provision) recovery of $0 million, $547 million, $635 million for the three months ended and $0 million, $367 million for the nine months ended, respectively.
[3]	Net of income tax (recovery) of $0 million, $(144) million, $(126) million for the three months ended and $0 million, $(223) million for the nine months ended, respectively.
[4]	Net of income tax (provision) recovery of $0 million, $103 million, $(104) million for the three months ended and $0 million, $(96) million for the nine months ended, respectively.
[5]	Net of income tax (provision) of $0 million, $nil million, $nil million for the three months ended and $0 million, $nil million for the nine months ended, respectively.
[6]	Net of income tax (provision) of $0 million, $(17) million, $(19) million for the three months ended and $0 million, $(19) million for the nine months ended, respectively.
[7]	Net of income tax (provision) recovery of $0 million, $137 million, and $42 million for the three months ended and $0 million, $114 million for the nine months ended, respectively.
[8]	Net of income tax (provision) of $0 million, $(14) million, $nil million for the three months ended and $0 million, $(55) million for the nine months ended, respectively.